Stockholder's Equity (Details Textual) - USD ($)				1 Months Ended	9 Months Ended
		May. 31, 2015	Feb. 26, 2015	Mar. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Common stock, shares authorized						200,000,000	200,000,000
Common stock, par value						$ 0.00001	$ 0.00001
Preferred stock, shares authorized						100,000,000	100,000,000
Preferred stock, par value						$ 0.00001	$ 0.00001
Unaudited Interim [Member]
Class of Stock [Line Items]
Common stock, shares authorized					200,000,000	200,000,000
Common stock, par value					$ 0.00001	$ 0.00001
Common shares cancellation				40,000,000
Date of warrant exercisable					Feb. 26, 2015
Warrants outstanding					5,650,000
Warrants valued					$ 148,125
Volatility rate					100.00%
Expected dividend rate
Risk free interest rate					0.43%
Expected life term					2 years
Received from exchanges of shrae of common stock in private sale		$ 75,000		$ 270,000
Number of shares of common stock exchanged in private sale		250,000		900,000
Shares issued for services, Value					$ 4,000
Share Exchange Agreement [Member] | Unaudited Interim [Member]
Class of Stock [Line Items]
Warrants issued to purchase of common stock			5,650,000
Share Exchange Agreement [Member] | Minimum [Member] | Unaudited Interim [Member]
Class of Stock [Line Items]
Exercise price of warrants			$ 0.056
Share Exchange Agreement [Member] | Maximum [Member] | Unaudited Interim [Member]
Class of Stock [Line Items]
Exercise price of warrants			$ 0.075
Common Stock [Member] | Unaudited Interim [Member]
Class of Stock [Line Items]
Conversion of common stock, Shares	[1]				(40,000,000)
Shares issued for services, Shares					100,000
Shares issued for services, Value					$ 1
Series A Preferred Stock [Member] | Unaudited Interim [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized					5,000,000
Preferred stock, par value					$ 0.00001
Conversion of common stock, Shares	[1]				2,666,668
Conversion of stock, description					Series A Preferred Shares are convertible into Common Shares at the option of the holder at a ratio of 1:10, meaning each Preferred A Share can convert into ten (10) Common Shares of the Company.
Common stock voting rights description					In addition, holders of each Series A Preferred Share shall have the right to one (1) vote for each Common Share into which such Series A Preferred Share could be converted. Assuming the exercise of all convertible securities including warrants, the Series A Preferred Shares represent 7.7% of the total voting power of the Company's shareholders.
Shares issued for services, Value
Series B Preferred Stock [Member] | Unaudited Interim [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized					5,000,000
Preferred stock, par value					$ 0.00001
Conversion of common stock, Shares	[1]				1,000,002
Conversion of stock, description					Series B Preferred Shares are convertible into Common Shares at the option of the holder at a ratio of 1:10, meaning each Preferred B Share can convert into ten (10) Common Shares of the Company.
Common stock voting rights description					In addition, holders of each Series B Preferred Share shall have the right to twenty-five (25) votes for each Common Share into which such Series B Preferred Share could be converted. Assuming the exercise of all convertible securities including warrants, the Series B Preferred Shares represent 71.7% of the total voting power of the Company's shareholders.
Shares issued for services, Value

[1]	In March, 2015 the Company completed agreements with three directors of Papernuts for the cancellation of 40,000,000 Common Shares of the Company in exchange for a combination of newly issued multi-voting Series A Preferred Shares and multiple-voting Series B Preferred Shares. As per the agreements, the 40,000,000 common shares were converted into 2,666,668 multiple-voting Series A Preferred Shares and 1,000,002 multiple-voting Series B Preferred Shares. Series A Preferred Shares are convertible into Common Shares at the option of the holder at a ratio of 1:10, meaning each Preferred A Share can convert into ten (10) Common Shares of the Company. In addition, holders of each Series A Preferred Share shall have the right to one (1) vote for each Common Share into which such Series A Preferred Share could be converted. Assuming the exercise of all convertible securities including warrants, the Series A Preferred Shares represent 7.7% of the total voting power of the Company's shareholder Series B Preferred Shares are convertible into Common Shares at the option of the holder at a ratio of 1:10, meaning each Preferred B Share can convert into ten (10) Common Shares of the Company. In addition, holders of each Series B Preferred Share shall have the right to twenty-five (25) votes for each Common Share into which such Series B Preferred Share could be converted. Assuming the exercise of all convertible securities including warrants, the Series B Preferred Shares represent 71.7% of the total voting power of the Company's shareholders. The Series A and Series B Preferred Shares are non-redeemable and have a par value of $0.00001 per share.